Other Balance Sheet Components - Accrued and other Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued and other liabilities:
Payroll and welfare	$ 74,723,000	$ 56,349,000
Marketing expenses	77,046,000	49,998,000
Payroll withholding taxes	3,547,000	3,547,000
Sales rebates	140,629,000	95,121,000
Professional fees	13,437,000	8,249,000
VAT and other tax payable	56,786,000	48,651,000
Payable to other service providers	578,000	1,266,000
Amounts due to users	34,912,000	30,631,000
Unpaid consideration for acquisition		10,000,000
Unpaid consideration for investment	30,000,000
Interest payable for convertible debt and unsecured senior notes	15,344,000	1,500,000
Others	13,870,000	12,125,000
Total accrued and other liabilities	460,872,000	317,437,000
Refund receivable from third party	40,500,000
Impairment charges on investment prepayments	$ 19,100,000	$ 500,000	$ 0